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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [_] Amendment Number : _________
This Amendment (Check only one.): [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 300 Crescent Court
         Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven R. Becker
Title: Manager of
       BC Advisors, L.L.C., General Partner
Phone: (214) 756-6016

Signature, Place, and Date of Signing:

   /s/ Steven R. Becker           Dallas, TX            February 14, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    29
Form 13F Information Table Value Total: 104,298 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
        COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-------------------------- --------------  --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                         VOTING AUTHORITY
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ------------------------
     NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
-------------------------- --------------  --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
API TECHNOLOGIES CORP         COM NEW      00187E203   1,473    463,200 SH  N/A    SOLE        --      463,200         0   0
ENGLOBAL CORP                 COM          293306106   1,303    617,751 SH  N/A    SOLE        --      617,751         0   0
ENTROPIC COMMUNICATIONS
  INC                         COM          29384R105   2,018    394,900 SH  N/A    SOLE        --      394,900         0   0
FREIGHTCAR AMER INC           COM          357023100   1,220     58,255 SH  N/A    SOLE        --       58,255         0   0
GENIE ENERGY LTD              CL B         372284208   3,266    411,856 SH  N/A    SOLE        --      411,856         0   0
GLU MOBILE INC                COM          379890106   5,421  1,726,555 SH  N/A    SOLE        --    1,726,555         0   0
GSE SYS INC                   COM          36227K106   1,823    934,952 SH  N/A    SOLE        --      934,952         0   0
HILLTOP HOLDINGS INC          COM          432748101   1,218    144,143 SH  N/A    SOLE        --      144,143         0   0
HOT TOPIC INC                 COM          441339108  15,400  2,329,849 SH  N/A    SOLE        --    2,329,849         0   0
HOT TOPIC INC                 COM          441339108   7,592  1,148,500 SH  N/A    OTHER       --            0 1,148,500   0
HUDSON TECHNOLOGIES INC       COM          444144109   2,305  1,589,451 SH  N/A    SOLE        --    1,589,451         0   0
IKANOS COMMUNICATIONS         COM          45173E105   1,478  1,825,300 SH  N/A    SOLE        --    1,825,300         0   0
NANOSPHERE INC                COM          63009F105   1,587  1,079,371 SH  N/A    SOLE        --    1,079,371         0   0
NAVARRE CORP                  COM          639208107   4,462  2,897,251 SH  N/A    SOLE        --    2,897,251         0   0
NAVARRE CORP                  COM          639208107   3,176  2,062,050 SH  N/A    OTHER       --            0 2,062,050   0
ONLINE RES CORP               COM          68273G101     364    150,300 SH  N/A    SOLE        --      150,300         0   0
PIXELWORKS INC                COM NEW      72581M305   6,501  2,686,185 SH  N/A    SOLE        --    2,686,185         0   0
PRGX GLOBAL INC               COM NEW      69357C503   2,156    362,275 SH  N/A    SOLE        --      362,275         0   0
PULSE ELECTRONICS CORP        COM          74586W106   2,492    890,164 SH  N/A    SOLE        --      890,164         0   0
PULSE ELECTRONICS CORP        COM          74586W106   1,993    711,796 SH  N/A    OTHER       --            0   711,796   0
RENTECH INC                   COM          760112102   1,498  1,143,300 SH  N/A    SOLE        --    1,143,300         0   0
RESPONSE GENETICS INC         COM          76123U105   1,802  1,177,718 SH  N/A    SOLE        --    1,177,718         0   0
RUBY TUESDAY INC              COM          781182100   4,106    595,000 SH  N/A    SOLE        --      595,000         0   0
RUBY TUESDAY INC              COM          781182100   3,015    436,900 SH  N/A    OTHER       --            0   436,900   0
SOUNDBITE
  COMMUNICATIONS INC          COM          836091108   1,711    760,494 SH  N/A    SOLE        --      760,494         0   0
STRATEGIC DIAGNOSTICS INC     COM          862700101   4,583  2,490,804 SH  N/A    SOLE        --    2,490,804         0   0
SYMMETRICOM INC               COM          871543104   3,904    724,264 SH  N/A    SOLE        --      724,264         0   0
TECHTARGET INC                COM          87874R100   2,720    465,778 SH  N/A    SOLE        --      465,778         0   0
YAHOO INC                     COM          984332106  13,711    850,000 SH  CALL   SOLE        --          N/A       N/A N/A
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